Financial results net	12 Months Ended
Jun. 30, 2024
Financial instruments by category
Financial results, net

29. Financial results, net

	06.30.2024	06.30.2023	06.30.2022
Financial income
Interest income	65,328	8,169	10,304
Dividend income	-	-	16
Other finance income	-	-	152
Total financial income	65,328	8,169	10,472
Financial costs
Interest expense	(60,904)	(77,987)	(112,670)
Other financial costs	(12,589)	(10,108)	(12,074)
Total finance costs	(73,493)	(88,095)	(124,744)
Other financial results:
Foreign exchange, net	59,113	74,584	235,868
Fair value gain from financial assets and liabilities at fair value through profit or loss	178,168	32,203	47,304
Gain from repurchase of non-convertible notes	244	13,063	11,664
(Loss) / gain from derivative financial instruments (except commodities)	(48,233)	10,997	(11,535)
Others	(3,191)	(2,288)	3,523
Total other financial results	186,101	128,559	286,824
Inflation adjustment	(42,545)	41,526	3,202
Total financial results, net	135,391	90,159	175,754